Supplementary Cash Flow Information - Partial Cash Paid for Investing and Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Statement of cash flows [abstract]
Purchase of property, plant and equipment	$ 4,896,656		$ 4,945,570	$ 4,849,331
Add: Beginning balance of payable to contractors and equipment suppliers	1,516,735		713,313	839,983
Add :Beginning balance of payable on lease			29,842	94,952
Less: Ending balance of payable to contractors and equipment suppliers	(972,770)		(1,516,735)	(878,065)
Less:Ending balance of payable on lease			(17,792)	(84,192)
Less: Transfer from prepaid equipment (shown as "Other non-current assets")				(139,304)
Cash paid during the year	$ 5,440,621	$ 181,900	$ 4,154,198	4,682,705
Disposal of a subsidiary				2,166,151
Add: Ending balance of other payables				64,393
Less: Cash and cash equivalents of discontinued operations				(449,331)
Cash received from disposal of a subsidiary				$ 1,781,213